LEASES - Schedule of weighted-average remaining lease term and weighted-average discount rates related to the Company's operating leases (Details)	Mar. 31, 2024
LEASES
Weighted average remaining lease term	2 years 6 months 25 days
Weighted average discount rate	4.96%